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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25


                           NOTIFICATION OF LATE FILING



                                  (CHECK ONE):

[_] FORM 10-K   [_] FORM 20-F   [_] FORM 11-K   [X] FORM 10-Q   [_] FORM N-SAR


       For Period Ended:          September 30, 2005

       [_]     Transition Report on Form 10-K
       [_]     Transition Report on Form 20-F
       [_]     Transition Report on Form 11-F
       [_]     Transition Report on Form 10-Q
       [_]     Transition Report on Form N-SAR

       For the Transition Period Ended:

________________________________________________________________________________

          Read Instruction Before Preparing Form. Please Print or Type.

    NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
                   VERIFIED ANY INFORMATION CONTAINED HEREIN.

________________________________________________________________________________

       If the notification relates to a portion of the filing checked above,
       identify the Item(s) to which the notification relates:    Not Applicable


________________________________________________________________________________

PART I--REGISTRANT INFORMATION
________________________________________________________________________________

       Full Name of Registrant:                    IMPAX LABORATORIES, INC.

       Former Name if Applicable:                  N/A

       Address of Principal Executive Office:      30831 Huntwood Avenue
                                                   Hayward, CA  94544



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________________________________________________________________________________

PART II--RULES 12B-25 (B) AND (C)
________________________________________________________________________________

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

                  (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

                  (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

                  (c) The accountant's statement or other exhibit required by
                      Rule 12b-25(c) has been attached if applicable.

________________________________________________________________________________

PART III--NARRATIVE
________________________________________________________________________________

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof could not be filed within the prescribed time period.
(Attach extra sheets if needed)

         The Company has determined that it will be unable to file its report on Form 10-Q for the quarter ended September 30, 2005 within the prescribed period. As previously reported, the Company was unable to file its report on Form 10-K for the year ended December 31, 2004 within the prescribed period primarily because it required more time to complete its year-end financial closing and audit, including reviewing necessary information from its strategic partner Teva for certain commercial products sold under its agreement with them. The Company has not yet been able to complete its year-end financial closing and audit, and the 2004 Form 10-K therefore has not yet been filed. It is unable to complete its quarterly financial closing and file its quarterly reports for any of its fiscal quarters ended subsequent to December 31, 2004 until the 2004 Form 10-K has been completed and filed. The Company's inability to timely file the subject reports could not have been eliminated without unreasonable effort or expense.

________________________________________________________________________________

PART IV--OTHER INFORMATION
________________________________________________________________________________

         (1) Name and telephone number of person to contact in regard to this notification

             Arthur A. Koch, Jr.                215              933-0351
             -------------------------------------------------------------------
             (Name)                         (Area Code)      (Telephone Number)

         (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                         [_] Yes   [X] No




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         As noted, the Company has not filed its report on Form 10-K for the fiscal year ended December 31, 2004 or its reports on Form 10-Q for the first two quarters of 2005.

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                         [X] Yes   [_] No

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

         In light of the fact that, as previously reported, the Company on November 7, 2005 provided information to the Office of the Chief Accountant
(OCA) of the Commission concerning its recognition of revenue under its agreement with Teva, the Company is reluctant to provide an estimate of its third-quarter results until it has received further response from the OCA.


                            IMPAX LABORATORIES, INC.
--------------------------------------------------------------------------------
                  (Name of Registrant as specified in charter)


has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date: November 17, 2005                         By: ARTHUR A. KOCH, JR.
                                                    ----------------------------
                                              Name:  ARTHUR A. KOCH, JR.
                                              Title: CHIEF FINANCIAL OFFICER